Borrowings - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Apr. 22, 2021	Apr. 22, 2020	Mar. 31, 2023	Dec. 31, 2022	Sep. 14, 2022	Dec. 31, 2021	Jun. 30, 2020
Borrowings
Number of warrants exercised for issuance of shares			1,181,169	1,465,083		1,550,402	6,418
Exercise price of warrants					$ 8.85
Promissory note
Borrowings
Exercise price of warrants	$ 0.01
Promissory note | Second Century Ventures
Borrowings
Gross proceeds from issuance of debt		$ 350,000
Proceeds from issuance of debt after issuance costs		$ 345,000
Interest rate per annum		8.00%
Principal amount paid	$ 350
Interest paid	$ 29
Number of warrants exercised for issuance of shares	15,000
Exercise price of warrants	$ 0.01